Note 7 - Long-term Debt and Notes Payable - Long-term Debt (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Long-term debt	$ 2,675,244	$ 4,528,602
Less current installments	52,624	338,094
Long-term debt, excluding current installments	2,622,620	4,190,508
Virginia Real Estate Loan [Member]
Long-term debt	2,675,244	3,669,294
North Carolina Real Estate Loan [Member]
Long-term debt	$ 0	$ 859,308